UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:  900 Third Avenue
          Floor 5
          New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Operating Officer
Phone:  (212) 201-7868

Signature, Place and Date of Signing:


/s/ Peter Hofbauer            New York, New York            August 16, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: $823,725
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name

1.        28-10575                      Delta Offshore, Ltd.
2.        28-10576                      Delta Institutional, LP
3.        28-10829                      Trafelet & Company Advisors, LLC

                           FORM 13F INFORMATION TABLE
                             Trafelet & Company, LLC
                                  June 30, 2004
                                                          Value    Shares   SH/  Put/  Invstmnt   Other    Voting Authority
           Issuer                   Type        Cusip    (x 1000)  Prn Amt  PRN  Call  Dscrtion  Managers  Sole     Shared  None
ABBOTT LABS                    COM            002824100   21399     525000  SH           SOLE      1,2      525000    0       0
ALLETE INC                     COM            018522102   37163    1116000  SH           SOLE      1,2     1116000    0       0
AMERICAN FINL RLTY TR          COM            02607P305    5502     385000  SH           SOLE      1,2      385000    0       0
AMERICREDIT CORP               COM            03060R101   19530    1000000  SH           SOLE      1,2     1000000    0       0
APPLICA INC                    COM            03815A106    6008     675100  SH           SOLE      1,2      675100    0       0
BETA OIL GAS INC               COM            08659A302    2443     372950  SH           SOLE      1,2      372950    0       0
BLUEGREEN CORP                 COM            096231105    3152     228400  SH           SOLE      1,2      228400    0       0
CKE RESTAURANTS INC            COM            12561E105   11881     891300  SH           SOLE      1,2      891300    0       0
CNA FINL CORP                  COM            126117100    8833     298500  SH           SOLE      1,2      298500    0       0
COAST FINL HLDGS INC           COM            190354100    1898     130000  SH           SOLE      1,2      130000    0       0
COINSTAR INC                   COM            19259P300    4394     200000  SH           SOLE      1,2      200000    0       0
COLUMBUS MCKINNON CORP N Y     COM            199333105    3203     453000  SH           SOLE      1,2      453000    0       0
DELTA PETE CORP                COM NEW        247907207   27182    2021000  SH           SOLE      1,2     2021000    0       0
DIGITAS INC                    COM            25388K104    5791     525000  SH           SOLE      1,2      525000    0       0
E TRADE FINANCIAL CORP         COM            269246104   15053    1350000  SH           SOLE      1,2     1350000    0       0
FIDELITY NATL FINL INC         COM            316326107   29872     800000  SH           SOLE      1,2      800000    0       0
FIRST CASH FINL SVCS INC       COM            31942D107   10260     482150  SH           SOLE      1,2      482150    0       0
FOOT LOCKER INC                COM            344849104    2677     110000  SH           SOLE      1,2      110000    0       0
FOREST OIL CORP                COM PAR $0.01  346091705   11720     429000  SH           SOLE      1,2      429000    0       0
FRIEDMAN BILLINGS RAMSEY GRO   COM            358434108    4948     250000  SH           SOLE      1,2      250000    0       0
GIANT INDS INC                 COM            374508109    7447     338500  SH           SOLE      1,2      338500    0       0
HARVEST NATURAL RESOURCES INC  COM            41754V103   38359    2572700  SH           SOLE      1,2     2572700    0       0
HUB GROUP INC CL A             COM            443320106    8525     250000  SH           SOLE      1,2      250000    0       0
JARDEN CORP                    COM            471109108   30300     841900  SH           SOLE      1,2      841900    0       0
KCS ENERGY INC                 COM            482434206   18075    1357000  SH           SOLE      1,2     1357000    0       0
KMART HLDG CORPORATION         COM            498780105   97828    1362500  SH           SOLE      1,2     1362500    0       0
LEVITT CORP                    CL A           52742P108   15788     612900  SH           SOLE      1,2      612900    0       0
LIPMAN ELECTRONICS ENGINEERIN  ORD            M6772H101    6171     119600  SH           SOLE      1,2      119600    0       0
MASCO CORP                     COM            574599106    6610     212000  SH           SOLE      1,2      212000    0       0
MAXCOR FINL GROUP INC          COM            57772G100    3667     342100  SH           SOLE      1,2      342100    0       0
NAVARRE CORP                   COM            639208107   24539    1705300  SH           SOLE      1,2     1705300    0       0
NEXTEL PARTNRS INC             CL A           65333F107   15920    1000000  SH           SOLE      1,2     1000000    0       0
NTL INC DEL                    COM            62940M104   28880     501219  SH           SOLE      1,2      501219    0       0
PRECISION CASTPARTS CORP       COM            740189105   26022     475800  SH           SOLE      1,2      475800    0       0
REDWOOD TR INC                 COM            758075402   21999     395100  SH           SOLE      1,2      395100    0       0
SPDR TR                        UNIT SER 1     78462F103   40086     350000  SH           SOLE      1,2      350000    0       0
SCIENTIFIC GAMES CORP          CL A           80874P109   38326    2002400  SH           SOLE      1,2     2002400    0       0
SINCLAIR BROADCAST GROUP INC   CL A           829226109     529      51500  SH           SOLE      1,2       51500    0       0
SUNSET FINANCIAL RESOURCES     COM            867708109    2547     249000  SH           SOLE      1,2      249000    0       0
ULTRA PETROLEUM CORP           COM            903914109   57260    1533900  SH           SOLE      1,2     1533900    0       0
ULTRA PETROLEUM CORP           CALL           03914909    48529    1300000       CALL    SOLE      1,2     1300000    0       0
VITRAN CORPORATION INC         COM            92850E107    4233     257300  SH           SOLE      1,2      257300    0       0
WASHINGTON GROUP INTL INC      COM NEW        938862208   16176     450700  SH           SOLE      1,2      450700    0       0
WESTCORP COM                   COM            957907108   29729     654100  SH           SOLE      1,2      654100    0       0
Total Mkt Value                                          823725

03388.0003 #504981